LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

12.    LEASES

As of December 31, 2022, the Company had operating leases for its New York and Shenzhen offices. The remaining lease terms ranges from 0.83 to 2.75 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2021, the weighted average remaining lease term was 1.8 years and the weighted average discount rate was 5%.

The following table presents the operating lease related assets and liabilities recorded on the Group's consolidated balance sheet.

	As of December 31,
	2022	2021
	US$	US$
Right-of-use assets	873,878	—
Impairment of right-of-use assets	—	—
Right-of-use assets, net	873,878	—

Operating lease liabilities - current	269,675	—
Operating lease liabilities – non-current	634,457	—
Total operating lease liabilities	904,132	—

The following table presents the components of the Company’s office lease expense in 2022, which are included in general administrative on the consolidated statements of operations:

For the year ended December 31,
2022
US$
Operating lease cost	60,578
Variable lease cost	—
Operating lease expense	60,578
Short-term lease rent expense	31,301
Total lease expense	91,879

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

US$
2023	309,945
2024	375,940
2025	288,594
Total	974,479
Less: imputed interest	(70,347)
Present value of lease liabilities	904,132